UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.2%
Aerospace - 3.2%
Precision Castparts Corp.	5,399	$1,235,294
Rolls-Royce Holdings PLC	167,483	2,917,780
United Technologies Corp.	31,867	3,350,815

		$7,503,889
Alcoholic Beverages - 4.7%
AmBev S.A., ADR	170,549	$1,175,083
Carlsberg Group	24,618	2,353,522
Diageo PLC	88,504	2,662,358
Pernod Ricard S.A.	40,994	4,594,545

		$10,785,508
Apparel Manufacturers - 6.2%
Burberry Group PLC	107,141	$2,545,734
Compagnie Financiere Richemont S.A.	14,503	1,380,202
Li & Fung Ltd.	1,434,400	1,916,342
LVMH Moet Hennessy Louis Vuitton S.A.	30,733	5,272,898
NIKE, Inc., “B”	18,933	1,460,302
VF Corp.	28,318	1,735,044

		$14,310,522
Automotive - 0.5%
Johnson Controls, Inc.	26,087	$1,232,350

Broadcasting - 6.1%
Discovery Communications, Inc., “A” (a)	25,025	$2,132,380
Publicis Groupe	16,757	1,216,602
Time Warner, Inc.	51,407	4,267,809
Twenty-First Century Fox, Inc.	65,646	2,079,665
Viacom, Inc., “B”	13,884	1,147,790
Walt Disney Co.	37,608	3,229,775

		$14,074,021
Brokerage & Asset Managers - 3.3%
BM&F Bovespa S.A.	497,633	$2,656,236
CME Group, Inc.	23,272	1,720,732
Franklin Resources, Inc.	58,316	3,157,811

		$7,534,779
Business Services - 8.3%
Accenture PLC, “A”	69,297	$5,493,866
Brenntag AG	11,695	1,877,692
Cognizant Technology Solutions Corp., “A” (a)	36,616	1,796,015
Compass Group PLC	297,752	4,846,223
Experian Group Ltd.	175,077	2,991,440
Intertek Group PLC	52,288	2,263,444

		$19,268,680
Chemicals - 0.9%
Monsanto Co.	18,233	$2,061,970

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.1%
Dassault Systemes S.A.	28,870	$1,930,866
Oracle Corp.	75,290	3,040,963

		$4,971,829
Computer Software - Systems - 2.0%
Apple, Inc.	12,523	$1,196,823
EMC Corp.	114,238	3,347,173

		$4,543,996
Construction - 0.7%
Sherwin-Williams Co.	7,666	$1,580,959

Consumer Products - 5.3%
Colgate-Palmolive Co.	63,627	$4,033,952
L’Oreal S.A.	9,335	1,576,444
Procter & Gamble Co.	37,581	2,905,763
Reckitt Benckiser Group PLC	42,145	3,719,124

		$12,235,283
Electrical Equipment - 7.0%
Amphenol Corp., “A”	14,958	$1,438,511
Danaher Corp.	51,692	3,819,005
Legrand S.A.	20,033	1,106,375
Mettler-Toledo International, Inc. (a)	10,044	2,582,714
Schneider Electric S.A.	13,244	1,114,156
Sensata Technologies Holding B.V. (a)	70,763	3,272,081
W.W. Grainger, Inc.	12,371	2,909,041

		$16,241,883
Electronics - 3.3%
Microchip Technology, Inc.	36,359	$1,636,882
Samsung Electronics Co. Ltd.	1,114	1,451,490
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	231,899	4,637,980

		$7,726,352
Energy - Independent - 1.0%
Occidental Petroleum Corp.	23,450	$2,291,300

Energy - Integrated - 0.6%
BG Group PLC	65,707	$1,296,341

Food & Beverages - 7.7%
Chr. Hansen Holding A.S.	33,129	$1,368,625
Groupe Danone	71,578	5,169,641
M. Dias Branco S.A. Industria e Comercio de Alimentos	38,807	1,591,622
Mead Johnson Nutrition Co., “A”	30,939	2,829,062
Nestle S.A.	59,255	4,398,860
PepsiCo, Inc.	14,151	1,246,703
Want Want China Holdings Ltd.	872,000	1,192,766

		$17,797,279
Food & Drug Stores - 2.3%
CVS Caremark Corp.	46,112	$3,521,112
Jeronimo Martins SGPS S.A.	58,946	771,162
Sundrug Co. Ltd.	23,600	1,061,194

		$5,353,468

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.1%
Dollarama, Inc.	16,603	$1,366,643
Lojas Renner S.A.	42,118	1,271,662

		$2,638,305
Internet - 3.2%
Google, Inc., “A” (a)	10,443	$6,052,241
Naver Corp.	1,866	1,320,520

		$7,372,761
Machinery & Tools - 0.9%
Schindler Holding AG	14,151	$2,114,089

Major Banks - 0.9%
Standard Chartered PLC	103,100	$2,138,943

Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	41,271	$2,874,525

Medical Equipment - 4.8%
Abbott Laboratories	47,883	$2,016,832
DENTSPLY International, Inc.	64,798	3,007,923
Sonova Holding AG	13,521	2,097,986
Thermo Fisher Scientific, Inc.	22,357	2,716,376
Waters Corp. (a)	12,024	1,243,763

		$11,082,880
Metals & Mining - 1.2%
Rio Tinto PLC	48,307	$2,761,205

Oil Services - 2.1%
Schlumberger Ltd.	45,278	$4,907,682

Other Banks & Diversified Financials - 6.7%
Credicorp Ltd.	16,746	$2,477,068
HDFC Bank Ltd.	181,745	2,491,105
Itau Unibanco Holding S.A., ADR	89,413	1,376,960
Julius Baer Group Ltd.	52,800	2,239,518
MasterCard, Inc., “A”	19,620	1,454,823
Sberbank of Russia, ADR	147,205	1,220,397
Visa, Inc., “A”	20,263	4,275,696

		$15,535,567
Pharmaceuticals - 3.4%
Bayer AG	21,023	$2,784,682
Johnson & Johnson	15,632	1,564,607
Zoetis, Inc.	107,901	3,551,022

		$7,900,311
Printing & Publishing - 0.8%
Equifax, Inc.	23,225	$1,767,190

Railroad & Shipping - 0.5%
Kuehne + Nagel International AG	7,882	$1,050,083

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.9%
McDonald’s Corp.	24,362	$2,303,671
Whitbread PLC	27,925	2,016,363

		$4,320,034
Specialty Chemicals - 3.3%
Croda International PLC	41,674	$1,478,226
Linde AG	13,082	2,678,418
Praxair, Inc.	17,038	2,183,249
Symrise AG	22,839	1,195,406

		$7,535,299
Specialty Stores - 1.5%
AutoZone, Inc. (a)	3,138	$1,622,440
Inditex S.A.	66,210	1,929,530

		$3,551,970
Trucking - 0.5%
Expeditors International of Washington, Inc.	29,051	$1,254,422
Total Common Stocks		$229,615,675

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,714,804	$1,714,804
Total Investments		$231,330,479

Other Assets, Less Liabilities - 0.1%		149,381
Net Assets - 100.0%		$231,479,860

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$120,550,124	$—	$—	$120,550,124
United Kingdom	3,741,670	27,895,511	—	31,637,181
France	4,594,545	17,386,982	—	21,981,527
Switzerland	—	13,280,738	—	13,280,738
Germany	5,463,100	3,073,098	—	8,536,198
Brazil	8,071,563	—	—	8,071,563
Taiwan	4,637,980	—	—	4,637,980
Denmark	—	3,722,147	—	3,722,147
South Korea	—	2,772,010	—	2,772,010
Other Countries	4,614,873	9,811,334	—	14,426,207
Mutual Funds	1,714,804	—	—	1,714,804
Total Investments	$153,388,659	$77,941,820	$—	$231,330,479

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $72,626,878 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,995,265
Gross unrealized appreciation	54,963,658
Gross unrealized depreciation	(2,628,444)
Net unrealized appreciation (depreciation)	$52,335,214

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,047,635	23,001,041	(23,333,872)	1,714,804

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,026	$1,714,804

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	52.9%
United Kingdom	13.7%
France	9.5%
Switzerland	5.7%
Germany	3.7%
Brazil	3.5%
Taiwan	2.0%
Denmark	1.6%
South Korea	1.2%
Other Countries	6.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

July 31, 2014

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 64.1%
Asset-Backed & Securitized - 1.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40 (z)	$398,437	$247,783
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	1,592	1,636
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	531,715	582,971
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	537,211	26,861
Falcon Franchise Loan LLC, FRN, 12.166%, 1/05/23 (i)(z)	478,721	39,207
Falcon Franchise Loan LLC, FRN, 16.764%, 1/05/25 (i)(z)	198,124	65,381
First Union-Lehman Brothers Bank of America, FRN, 0.719%, 11/18/35 (i)	4,037,509	95,374
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	970,000	970,873
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.984%, 6/15/49	1,280,263	1,351,968
KKR Financial CLO Ltd., “C”, FRN, 1.683%, 5/15/21 (n)	523,730	517,063
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	1,300,000	1,381,597
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39 (i)(z)	2,459,922	16,272

		$5,296,986
Automotive - 0.9%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	$1,257,000	$1,264,180
General Motors Financial Co. Inc., 2.625%, 7/10/17	1,636,000	1,630,073

		$2,894,253
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20	$960,000	$1,110,664

Broadcasting - 0.3%
CBS Corp., 5.75%, 4/15/20	$260,000	$298,529
Myriad International Holdings B.V., 6%, 7/18/20 (n)	262,000	288,855
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	410,000	409,899

		$997,283
Brokerage & Asset Managers - 0.4%
TD Ameritrade Holding Corp., 5.6%, 12/01/19	$1,045,000	$1,209,602

Building - 1.0%
CRH PLC, 8.125%, 7/15/18	$590,000	$718,710
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	1,054,000	1,055,991
Martin Marietta Materials, Inc., FRN, 1.33%, 6/30/17 (z)	1,310,000	1,309,243
Owens Corning, Inc., 4.2%, 12/15/22	385,000	392,936

		$3,476,880
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	$290,000	$298,029
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	200,000	203,082

		$501,111
Cable TV - 0.9%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$1,138,000	$1,111,357
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	618,000	609,039
Time Warner Cable, Inc., 8.25%, 4/01/19	920,000	1,155,616

		$2,876,012
Chemicals - 0.7%
Dow Chemical Co., 8.55%, 5/15/19	$1,410,000	$1,795,737
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	347,000	376,619

		$2,172,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.2%
Oracle Corp., 5.375%, 7/15/40	$607,000	$687,099

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$416,000	$421,200

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)	$207,000	$188,888

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$433,000	$442,743

Consumer Products - 0.7%
Mattel, Inc., 5.45%, 11/01/41	$436,000	$472,721
Newell Rubbermaid, Inc., 4.7%, 8/15/20	874,000	940,056
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	921,000	940,312

		$2,353,089
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$353,000	$358,591

Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,297,000	$1,351,111
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	380,000	442,606

		$1,793,717
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$344,000	$353,681

Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$275,000	$279,613

Emerging Market Quasi-Sovereign - 2.0%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$218,000	$224,540
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	204,000	205,895
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	494,000	523,492
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	639,000	667,755
Ecopetrol S.A., 5.875%, 5/28/45	329,000	343,805
Gaz Capital S.A., 4.95%, 2/06/28 (n)	615,000	547,473
Instituto Costarricense, 6.375%, 5/15/43 (n)	208,000	185,120
Korea Gas Corp., 2.25%, 7/25/17 (n)	700,000	710,596
Pertamina PT, 6%, 5/03/42 (n)	201,000	197,734
Petroleos Mexicanos, 5.5%, 1/21/21	542,000	599,073
Petroleos Mexicanos, 4.875%, 1/24/22	344,000	368,252
Petroleos Mexicanos, 6.5%, 6/02/41	292,000	338,720
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	200,000	211,750
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	398,720	423,142
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	518,000	486,495
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	426,000	392,650
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	200,000	201,919

		$6,628,411
Emerging Market Sovereign - 0.7%
Republic of Argentina, 7%, 10/03/15	$681,000	$640,513
Republic of Hungary, 5.375%, 2/21/23	326,000	347,190
Republic of Indonesia, 4.875%, 5/05/21 (n)	200,000	212,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Philippines, 5.5%, 3/30/26	$200,000	$230,500
Republic of Philippines, 6.375%, 10/23/34	300,000	378,375
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	61,698
Russian Federation, 4.875%, 9/16/23 (n)	200,000	198,800
Russian Federation, 5.625%, 4/04/42 (n)	200,000	200,000

		$2,269,326
Energy - Independent - 0.8%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$1,710,000	$1,693,466
EQT Corp., 4.875%, 11/15/21	431,000	469,456
Hess Corp., 8.125%, 2/15/19	270,000	336,513

		$2,499,435
Energy - Integrated - 1.2%
BP Capital Markets PLC, 4.5%, 10/01/20	$272,000	$298,348
BP Capital Markets PLC, 4.742%, 3/11/21	760,000	843,231
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	571,000	548,160
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	784,000	723,240
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	401,000	437,090
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	100,000	98,500
Petro-Canada Financial Partnership, 5%, 11/15/14	860,000	870,870

		$3,819,439
Financial Institutions - 1.7%
CIT Group, Inc., 3.875%, 2/19/19	$1,940,000	$1,930,300
General Electric Capital Corp., 6%, 8/07/19	300,000	352,408
General Electric Capital Corp., 5.5%, 1/08/20	710,000	817,357
General Electric Capital Corp., 3.15%, 9/07/22	813,000	811,774
General Electric Capital Corp., 3.1%, 1/09/23	508,000	503,671
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	870,000	899,596
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	286,000	288,608

		$5,603,714
Food & Beverages - 2.9%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$956,000	$849,884
BRF S.A., 3.95%, 5/22/23 (n)	994,000	931,577
BRF S.A., 4.75%, 5/22/24 (n)	200,000	195,940
Conagra Foods, Inc., 3.2%, 1/25/23	743,000	723,524
Embotelladora Andina S.A., 5%, 10/01/23 (n)	200,000	211,019
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	101,000	106,032
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	1,400,000	1,347,791
Kraft Foods Group, Inc., 6.125%, 8/23/18	720,000	829,476
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	263,000	289,995
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	594,000	682,556
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	904,000	936,325
Tyson Foods, Inc., 6.6%, 4/01/16	560,000	609,914
Tyson Foods, Inc., 4.5%, 6/15/22	448,000	471,402
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	343,000	347,229
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,051,000	1,079,702

		$9,612,366
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	$1,092,000	$1,117,705

Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$1,360,000	$1,524,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Industrial - 0.2%
Johns Hopkins University, 5.25%, 7/01/19		$587,000	$663,874

Insurance - 2.0%
American International Group, Inc., 5.85%, 1/16/18		$881,000	$997,629
American International Group, Inc., 3.375%, 8/15/20		810,000	839,694
MetLife, Inc., 1.756%, 12/15/17		223,000	223,996
Principal Financial Group, Inc., 8.875%, 5/15/19		650,000	831,879
Prudential Financial, Inc., 6.2%, 1/15/15		660,000	676,772
Unum Group, 7.125%, 9/30/16		945,000	1,065,065
Unum Group, 4%, 3/15/24		1,384,000	1,422,245
Voya Financial, Inc., 2.9%, 2/15/18		403,000	415,202

			$6,472,482
Insurance - Property & Casualty - 1.8%
Aon Corp., 3.5%, 9/30/15		$760,000	$783,332
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		1,035,000	1,052,949
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		370,000	420,986
CNA Financial Corp., 5.875%, 8/15/20		990,000	1,148,444
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		757,000	822,466
PartnerRe Ltd., 5.5%, 6/01/20		583,000	658,757
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		1,095,000	1,174,388

			$6,061,322
International Market Quasi-Sovereign - 1.3%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$1,090,000	$1,288,367
Eksportfinans A.S.A., 5.5%, 5/25/16		965,000	1,021,453
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		553,000	600,558
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		1,159,000	1,235,494

			$4,145,872
International Market Sovereign - 10.9%
Federal Republic of Germany, 4.25%, 7/04/18	EUR	885,000	$1,374,372
Federal Republic of Germany, 3.25%, 7/04/21	EUR	291,000	458,474
Federal Republic of Germany, 6.25%, 1/04/30	EUR	518,000	1,117,851
Government of Australia, 5.75%, 5/15/21	AUD	1,115,000	1,194,196
Government of Canada, 4.25%, 6/01/18	CAD	291,000	295,166
Government of Canada, 3.25%, 6/01/21	CAD	680,000	681,229
Government of Canada, 5.75%, 6/01/33	CAD	168,000	225,724
Government of Japan, 1.8%, 3/20/43	JPY	59,000,000	592,056
Government of Japan, 1.1%, 6/20/20	JPY	223,000,000	2,282,277
Government of Japan, 2.1%, 9/20/24	JPY	122,000,000	1,365,592
Government of Japan, 2.2%, 9/20/27	JPY	179,300,000	2,045,226
Government of Japan, 2.4%, 3/20/37	JPY	168,200,000	1,905,977
Government of New Zealand, 5%, 3/15/19	NZD	511,000	451,775
Government of New Zealand, 5.5%, 4/15/23	NZD	100,000	92,412
Kingdom of Belgium, 5.5%, 9/28/17	EUR	1,061,000	1,658,349
Kingdom of Belgium, 4.25%, 9/28/21	EUR	542,000	892,235
Kingdom of Denmark, 3%, 11/15/21	DKK	2,395,000	495,402
Kingdom of Spain, 5.4%, 1/31/23	EUR	540,000	896,729
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,499,000	2,336,957
Kingdom of Sweden, 5%, 12/01/20	SEK	2,480,000	444,305
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,485,000	249,122
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	201,000	314,514
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	458,000	895,463
Republic of Austria, 4.65%, 1/15/18	EUR	655,000	1,011,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Austria, 1.75%, 10/20/23	EUR	273,000	$381,571
Republic of Finland, 3.875%, 9/15/17	EUR	365,000	544,911
Republic of France, 2.5%, 10/25/20	EUR	304,000	451,686
Republic of France, 6%, 10/25/25	EUR	344,000	666,405
Republic of France, 4.75%, 4/25/35	EUR	722,000	1,356,963
Republic of Iceland, 4.875%, 6/16/16 (n)		$593,000	619,884
Republic of Iceland, 5.875%, 5/11/22 (n)		113,000	124,561
Republic of Ireland, 4.5%, 4/18/20	EUR	115,000	182,245
Republic of Ireland, 5.4%, 3/13/25	EUR	105,000	179,790
Republic of Italy, 5.25%, 8/01/17	EUR	2,370,000	3,587,938
Republic of Italy, 3.75%, 3/01/21	EUR	2,108,000	3,162,290
United Kingdom Treasury, 8%, 6/07/21	GBP	236,000	543,347
United Kingdom Treasury, 4.25%, 3/07/36	GBP	460,000	899,370

			$35,977,810
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$588,000	$605,456
Baidu, Inc., 3.5%, 11/28/22		367,000	358,278

			$963,734
Local Authorities - 0.4%
State of Illinois (Build America Bonds), 6.725%, 4/01/35		$1,130,000	$1,245,441

Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$1,073,000	$1,185,134
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		221,000	219,122

			$1,404,256
Major Banks - 7.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$913,000	$975,093
Bank of America Corp., 6.5%, 8/01/16		1,305,000	1,438,401
Bank of America Corp., 3.3%, 1/11/23		1,554,000	1,518,550
Bank of America Corp., 4.125%, 1/22/24		1,371,000	1,403,272
Barclays Bank PLC, 5.125%, 1/08/20		770,000	864,388
BNP Paribas, 2.7%, 8/20/18		950,000	968,025
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)		600,000	693,750
BNP Paribas, FRN, 2.981%, 12/20/14		164,000	165,612
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		760,000	852,150
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		1,160,000	1,281,800
DBS Bank Ltd., 2.35%, 2/28/17 (n)		980,000	1,009,418
Goldman Sachs Group, Inc., 5.125%, 1/15/15		450,000	459,141
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,213,000	1,392,213
HSBC USA, Inc., 4.875%, 8/24/20		930,000	1,033,648
ING Bank N.V., 3.75%, 3/07/17 (n)		1,233,000	1,305,303
ING Bank N.V., 5.8%, 9/25/23 (n)		1,344,000	1,499,678
JPMorgan Chase & Co., 2%, 8/15/17		330,000	334,433
JPMorgan Chase & Co., 4.625%, 5/10/21		870,000	952,727
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		400,000	453,910
Morgan Stanley, 7.3%, 5/13/19		250,000	301,819
Morgan Stanley, 5.625%, 9/23/19		420,000	477,931
Morgan Stanley, FRN, 1.477%, 2/25/16		1,400,000	1,420,628
Royal Bank of Scotland PLC, 2.55%, 9/18/15		471,000	479,909
Royal Bank of Scotland PLC, 6%, 12/19/23		1,611,000	1,712,169
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)		400,000	405,120
Standard Chartered PLC, 3.85%, 4/27/15 (n)		850,000	869,760

			$24,268,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.4%
McKesson Corp., 5.7%, 3/01/17	$370,000	$411,766
Owens & Minor, Inc., 6.35%, 4/15/16	710,000	761,555

		$1,173,321
Metals & Mining - 1.4%
Barrick Gold Corp., 4.1%, 5/01/23	$1,360,000	$1,344,576
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	500,000	504,551
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	810,000	814,699
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	1,170,000	1,176,720
Kinross Gold Corp., 5.95%, 3/15/24 (n)	924,000	942,170

		$4,782,716
Midstream - 2.2%
DCP Midstream LLC, 3.875%, 3/15/23	$630,000	$635,902
Energy Transfer Partners LP, 6.5%, 2/01/42	779,000	913,383
Enterprise Products Partners LP, 6.3%, 9/15/17	870,000	997,195
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	1,070,000	1,235,947
ONEOK Partners LP, 3.2%, 9/15/18	510,000	528,375
Spectra Energy Capital LLC, 8%, 10/01/19	679,000	850,835
Sunoco Logistics Partners LP, 4.25%, 4/01/24	437,000	445,284
Williams Cos., Inc., 3.7%, 1/15/23	279,000	264,851
Williams Cos., Inc., 4.55%, 6/24/24	1,305,000	1,300,212

		$7,171,984
Mortgage-Backed - 0.6%
Fannie Mae, 5.5%, 7/01/19 - 11/01/36	$562,750	$608,102
Fannie Mae, 6.5%, 5/01/31	52,893	61,266
Fannie Mae, 6%, 11/01/34 (f)	514,653	577,555
Freddie Mac, 4.224%, 3/25/20	818,658	900,305

		$2,147,228
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,015,000	$1,021,029

Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (z)	$200,000	$201,679

Network & Telecom - 1.1%
Centurylink, Inc., 7.65%, 3/15/42	$810,000	$810,000
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (z)	200,000	198,621
Verizon Communications, Inc., 8.75%, 11/01/18	448,000	563,597
Verizon Communications, Inc., 5.15%, 9/15/23	1,439,000	1,592,507
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	610,000	618,446

		$3,783,171
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$508,133	$533,540
Odebrecht Oil & Finance Co.,7% to 6/17/24, FRN to 12/29/49 (n)	200,000	198,000
Transocean, Inc., 2.5%, 10/15/17	314,000	318,595
Transocean, Inc., 6%, 3/15/18	670,000	748,833

		$1,798,968
Other Banks & Diversified Financials - 4.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$345,000	$358,251
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	102,000	101,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Bancolombia S.A., 5.95%, 6/03/21	$398,000	$438,795
Citigroup, Inc., 6.375%, 8/12/14	630,000	630,735
Citigroup, Inc., 6.01%, 1/15/15	530,000	543,016
Citigroup, Inc., 8.5%, 5/22/19	919,000	1,162,640
Citigroup, Inc., 3.75%, 6/16/24	943,000	938,656
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	1,081,000	1,176,560
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	645,000	885,263
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	420,000	424,688
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	996,000	1,038,051
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	1,941,000	1,920,191
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	645,000	744,928
Macquarie Bank Ltd., 5%, 2/22/17 (n)	769,000	834,163
Macquarie Group Ltd., 6%, 1/14/20 (n)	428,000	482,071
Rabobank Nederland N.V., 3.375%, 1/19/17	525,000	553,409
Rabobank Nederland N.V., 3.95%, 11/09/22	1,174,000	1,183,343
SunTrust Banks, Inc., 3.5%, 1/20/17	622,000	656,021
Swedbank AB, 2.125%, 9/29/17 (n)	615,000	623,980

		$14,696,149
Pharmaceuticals - 0.4%
Celgene Corp., 3.95%, 10/15/20	$890,000	$931,241
Hospira, Inc., 6.05%, 3/30/17	490,000	538,949

		$1,470,190
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 11/15/21	$730,000	$829,685

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/44	$915,000	$872,390

Real Estate - Apartment - 0.3%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$999,000	$1,046,539

Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/21	$806,000	$910,005
Health Care REIT, Inc., 2.25%, 3/15/18	312,000	314,848

		$1,224,853
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$420,000	$445,714
Vornado Realty LP, REIT, 2.5%, 6/30/19	664,000	662,720

		$1,108,434
Real Estate - Retail - 1.0%
DDR Corp., REIT, 3.375%, 5/15/23	$1,263,000	$1,214,422
Kimco Realty Corp., REIT, 6.875%, 10/01/19	191,000	228,656
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	1,790,000	1,932,513

		$3,375,591
Retailers - 1.9%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$1,533,000	$1,526,647
Gap, Inc., 5.95%, 4/12/21	1,118,000	1,283,123
Kohl’s Corp., 3.25%, 2/01/23	997,000	960,615
Limited Brands, Inc., 5.25%, 11/01/14	242,000	243,210
Macy’s, Inc., 7.875%, 7/15/15	860,000	918,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Target Corp., 3.5%, 7/01/24	$1,340,000	$1,344,868

		$6,276,950
Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/23	$1,090,000	$1,115,566

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$1,290,000	$1,376,355

Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$440,000	$451,518
American Tower Corp., REIT, 4.7%, 3/15/22	732,000	781,344
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	838,000	975,444
Digicel Group Ltd., 6%, 4/15/21 (n)	316,000	321,530
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	440,000	434,500
MTS International Funding Ltd., 5%, 5/30/23 (n)	201,000	186,428

		$3,150,764
Tobacco - 1.0%
Altria Group, Inc., 9.25%, 8/06/19	$231,000	$302,797
Altria Group, Inc., 4%, 1/31/24	401,000	408,745
Lorillard Tobacco Co., 8.125%, 6/23/19	640,000	797,604
Lorillard Tobacco Co., 6.875%, 5/01/20	480,000	565,266
Reynolds American, Inc., 6.75%, 6/15/17	1,040,000	1,182,931

		$3,257,343
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 5/02/18 (n)	$310,000	$223,200

Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$930,000	$1,065,093

U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$240,000	$248,094

Utilities - Electric Power - 2.2%
CMS Energy Corp., 4.25%, 9/30/15	$760,000	$788,959
CMS Energy Corp., 5.05%, 3/15/22	608,000	685,792
Colbun S.A., 4.5%, 7/10/24 (z)	200,000	198,816
Enel Finance International S.A., 6.25%, 9/15/17 (n)	920,000	1,043,180
Exelon Generation Co. LLC, 5.2%, 10/01/19	360,000	400,894
Exelon Generation Co. LLC, 4.25%, 6/15/22	391,000	405,375
Oncor Electric Delivery Co., 4.1%, 6/01/22	922,000	991,812
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,210,000	1,263,216
Progress Energy, Inc., 3.15%, 4/01/22	1,148,000	1,151,387
Waterford 3 Funding Corp., 8.09%, 1/02/17	232,299	231,766

		$7,161,197
Total Bonds		$212,270,719

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,311	$1,312

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 33.6%
MFS High Yield Pooled Portfolio (v)	11,321,473	$111,403,297

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	11,341,755	$11,341,755
Total Investments		$335,017,083

Other Assets, Less Liabilities - (1.1)%		(3,547,685)
Net Assets - 100.0%		$331,469,398

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,148,064, representing 17.5% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40	3/01/06	$398,437	$247,783
Colbun S.A., 4.5%, 7/10/24	7/02/14	197,243	198,816
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26	7/17/14	199,527	198,621
Falcon Franchise Loan LLC, FRN, 12.166%, 1/05/23	1/18/02	12,283	39,207
Falcon Franchise Loan LLC, FRN, 16.764%, 1/05/25	1/29/03	14,470	65,381
GNL Quintero S.A., 4.634%, 7/31/29	7/24/14	200,000	201,679
Martin Marietta Materials, Inc., FRN, 1.33%, 6/30/17	6/23/14	1,310,000	1,309,243
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39	7/20/04	133,158	16,272
Total Restricted Securities			$2,277,002
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	491,900	10/10/14	$455,416	$454,924	$492
SELL	AUD	Westpac Banking Corp.	792,198	10/10/14	737,395	732,650	4,745
BUY	CAD	Deutsche Bank AG	83,247	10/10/14	76,199	76,226	27
SELL	CAD	Merrill Lynch International Bank	1,493,627	10/10/14	1,398,331	1,367,650	30,681
SELL	DKK	Barclays Bank PLC	850,521	10/10/14	155,358	152,815	2,543
SELL	DKK	Goldman Sachs International	1,013,651	10/10/14	182,148	182,128	20
SELL	DKK	UBS AG	850,521	10/10/14	155,348	152,815	2,533
SELL	EUR	Credit Suisse Group	2,193,301	10/10/14	2,986,509	2,937,614	48,895
SELL	EUR	Goldman Sachs International	1,862,721	10/10/14	2,495,289	2,494,849	440
SELL	GBP	Goldman Sachs & Co.	419,100	10/10/14	716,877	707,158	9,719
SELL	GBP	Goldman Sachs International	66,549	10/10/14	112,452	112,290	162
SELL	GBP	Merrill Lynch International Bank	419,100	10/10/14	717,133	707,158	9,975
SELL	JPY	Credit Suisse Group	24,918,399	10/10/14	242,521	242,352	169
SELL	NZD	Goldman Sachs International	650,406	10/10/14	560,219	548,791	11,428
SELL	SEK	Goldman Sachs & Co.	2,972,762	10/10/14	435,214	430,821	4,393
SELL	SEK	Goldman Sachs International	1,597,990	10/10/14	231,615	231,586	29

							$126,251

Liability Derivatives
SELL	EUR	Credit Suisse Group	1,513,246	10/10/14	$2,025,009	$2,026,777	$(1,768)
BUY	JPY	Deutsche Bank AG	299,018,412	10/10/14	2,946,314	2,908,192	(38,122)
SELL	JPY	Credit Suisse Group	140,052,706	10/10/14	1,361,803	1,362,124	(321)

							$(40,211)

Futures Contracts at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	206	$25,669,531	September - 2014	$224,485
U.S. Treasury Bond 30 yr (Short)	USD	13	1,786,281	September - 2014	4,423

					$228,908

At July 31, 2014, the fund had liquid securities with an aggregate value of $370,038 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$1,312	$—	$1,312
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	248,094	—	248,094
Non-U.S. Sovereign Debt	—	50,397,774	—	50,397,774
Municipal Bonds	—	1,021,029	—	1,021,029
U.S. Corporate Bonds	—	103,727,046	—	103,727,046
Residential Mortgage-Backed Securities	—	2,147,228	—	2,147,228
Commercial Mortgage-Backed Securities	—	3,532,771	—	3,532,771
Asset-Backed Securities (including CDOs)	—	1,764,215	—	1,764,215
Foreign Bonds	—	49,432,562	—	49,432,562
Mutual Funds	122,745,052	—	—	122,745,052
Total Investments	$122,745,052	$212,272,031	$—	$335,017,083

Other Financial Instruments
Futures Contracts	$228,908	$—	$—	$228,908
Forward Foreign Currency Exchange Contracts	—	86,040	—	86,040

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/13	$36,409
Change in unrealized appreciation (depreciation)	(35,097)
Transfers out of Level 3	(1,312)
Balance as of 7/31/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$325,692,110
Gross unrealized appreciation	12,318,382
Gross unrealized depreciation	(2,993,409)
Net unrealized appreciation (depreciation)	$9,324,973

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	10,984,557	1,216,031	(879,115)	11,321,473
MFS Institutional Money Market Portfolio	4,120,342	50,996,815	(43,775,402)	11,341,755

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$950,929	$841,521	$5,493,886	$111,403,297
MFS Institutional Money Market Portfolio	—	—	3,470	11,341,755

Total	$950,929	$841,521	$5,497,356	$122,745,052

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	63.2%
Italy	3.8%
United Kingdom	3.7%
France	2.9%
Netherlands	2.9%
Canada	2.8%
Japan	2.5%
Germany	1.6%
Australia	1.2%
Other Countries	15.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.